Income Taxes	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

(H) Income Taxes

The provision for income taxes includes the following components:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Current Provision (Benefit) -
Federal	$64,256	$62,424	$49,604
State	4,727	(2,155)	2,211
	68,983	60,269	51,815
Deferred Provision (Benefit) -
Federal	(546)	(962)	7,691
State	(1,777)	6,767	(1,945)
	(2,323)	5,805	5,746
Provision for Income Taxes	$66,660	$66,074	$57,561

The effective tax rates vary from the federal statutory rates due to the following items:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Earnings Before Income Taxes	$219,252	$252,927	$181,804
Income Taxes at Statutory Rate	$76,738	$88,524	$63,631
Increases (Decreases) in Tax Resulting from -
State Income Taxes, net	1,166	4,582	173
Statutory Depletion in Excess of Cost	(5,672)	(4,367)	(3,512)
Domestic Production Activities Deduction	(6,302)	(6,853)	(3,453)
Meals and Entertainment Disallowance	629	647	503
Penalties on Uncertain Tax Positions	—	—	213
IRS Settlement	—	(16,559)	—
Other	101	100	6
Provision for Income Taxes	$66,660	$66,074	$57,561
Effective Tax Rate	30%	26%	32%

The deferred income tax provision results from the following temporary differences in the recognition of revenues and expenses for tax and financial reporting purposes:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Excess Tax Depreciation and Amortization	$3,284	$2,259	$6,875
Bad Debts	(1,340)	(142)	(224)
Uniform Capitalization	(1,339)	1,296	(1,127)
Accrual Changes	(1,298)	(611)	(1,075)
Uncertain Tax Position Accruals	—	—	213
Prepaid Insurance	(1,149)	(331)	424
State Income Taxes, net	(1,155)	6,060	(1,319)
Reversal of Prepaid Sand Liability	3,682	—	—
Long-term Incentive Compensation Plans	(3,140)	(1,792)	(373)
Other	132	(934)	1,033
	$(2,323)	$5,805	$5,746

Components of deferred income taxes are as follows:

	March 31,
	2016	2015
	(dollars in thousands)
Items Giving Rise to Deferred Tax Liabilities -
Excess Tax Depreciation and Amortization	$(157,260)	$(153,045)
Depletion	(21,911)	(18,374)
Repair Parts	(2,446)	(3,376)
State Income Taxes, net	(12,552)	(13,708)
Other	(4,147)	(5,359)
Total Deferred Tax Liabilities	$(198,316)	$(193,862)
Items Giving Rise to Deferred Tax Assets -
Accrual Changes	$11,855	$10,557
Bad Debts	3,604	2,264
Uniform Capitalization	2,174	835
Deferred Revenue	700	4,382
Long-term Incentive Compensation Plan	11,458	8,318
Other	6,846	7,118
Total Deferred Tax Assets	$36,637	$33,474

Deferred income taxes are classified in the consolidated balance sheet as follows:

	March 31,
	2016	2015
	(dollars in thousands)
Deferred Income Taxes	$(161,679)	$(160,388)

Uncertain tax position –

We are subject to audit examinations at federal, state and local levels by tax authorities in those jurisdictions who may challenge the treatment or reporting of any return item. The tax matters challenged by the tax authorities are typically complex; therefore, the ultimate outcome of these challenges is subject to uncertainty.

Reconciliation of the consolidated liability for gross unrecognized tax benefits, excluding interest, from April 1, 2013 to March 31, 2016, is as follows:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Balance at Beginning of Year	$—	$24,802	$24,589
Increase related to prior tax positions	—	—	213
Decrease related to prior tax positions	—	(24,802)	—
Payments	—	—	—
	$—	$—	$24,802

We recognize penalties associated with uncertain tax positions as part of the tax provision, while interest associated with uncertain tax positions is included in interest expense. The following is a summary of the amounts of interest and penalties recognized in relation to our uncertain tax position:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Accrued interest recognized	$—	$(3,847)	$641
Accrued penalties recognized	$—	$(6,475)	$213

There was no accrued interest or penalties related to our uncertain tax position during the fiscal years ended March 31, 2016 and 2015.  Accrued interest and penalties related to our uncertain tax positions totaled $4.4 million and $3.2 million, respectively, at March 31, 2014.

In May 2011, we filed a lawsuit against the Internal Revenue Service (“IRS”) in Federal District Court to recover all of the amounts paid to the IRS with respect to our uncertain tax position for 2001 to 2006. We reached an agreement with the IRS to settle this case, which was approved by the U.S. Department of Justice in January 2015.  Under the terms of the settlement agreement, we dismissed our lawsuit seeking to recover taxes, interest and penalties paid, in exchange for the IRS conceding 40% of the penalties, plus related interest, to date.  The impact from the settlement agreement was approximately $17 million, including state benefits, which was recorded as a reduction of income tax expense during the fourth quarter of fiscal 2015.  The related interest refund of approximately $4.4 million was also recorded during the fourth quarter of fiscal 2015.